Segment information - Summary of Disaggregation of Sales by Markets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 50,503	€ 52,479	[1]	€ 51,680	[1]
Emerging markets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	30,008	32,033		31,570
Developed markets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 20,495	€ 20,446		€ 20,110

[1]	The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).